As filed with the Securities and Exchange Commission on []

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at July 31, 2014 (Unaudited)
Shares		Fair Value
COMMON STOCKS: 95.5%
Consumer Discretionary: 11.6%
110,910	Bed Bath & Beyond, Inc. *	$7,019,494
16,500	DIRECTV *	1,419,825
136,255	Johnson Controls, Inc.	6,436,686
68,125	McDonald's Corp.	6,441,900
217,600	Staples, Inc.	2,521,984
80,495	Time Warner, Inc.	6,682,695
78,475	Viacom, Inc. - Class B	6,487,528
		37,010,112
Consumer Staples: 8.2%
153,690	Archer-Daniels-Midland Co.	7,131,216
89,450	Bunge Ltd.	7,052,238
40,025	Molson Coors Brewing Co. - Class B	2,702,888
42,900	Walgreen Co.	2,950,233
88,800	Wal-Mart Stores, Inc.	6,533,904
		26,370,479
Energy: 13.7%
53,505	Chevron Corp.	6,914,986
81,030	ConocoPhillips	6,684,975
46,610	Devon Energy Corp.	3,519,055
107,190	Murphy Oil Corp.	6,659,715
85,385	National Oilwell Varco, Inc.	6,919,600
42,545	Phillips 66	3,450,825
79,365	Royal Dutch Shell PLC - ADR	6,494,438
30,400	Schlumberger Ltd.	3,295,056
		43,938,650
Financials: 19.1%
16,390	Alleghany Corp. *	6,783,001
112,980	Allstate Corp.	6,603,681
9,540	BlackRock, Inc.	2,907,124
66,825	The Chubb Corp.	5,794,396
32,295	Howard Hughes Corp. *	4,696,339
126,950	JPMorgan Chase & Co.	7,321,207
96,335	Marsh & McLennan Companies, Inc.	4,890,928
211,130	Morgan Stanley	6,827,944
76,875	PNC Financial Services Group, Inc.	6,346,800
94,945	State Street Corp.	6,687,926
52,500	U.S. Bancorp #	2,206,575
		61,065,921
Health Care: 9.3%
93,475	Aetna, Inc.	7,247,117
31,535	Amgen, Inc.	4,017,244
20,280	Becton Dickinson & Co.	2,357,347
17,515	McKesson Corp.	3,360,428
115,030	Merck & Co., Inc.	6,526,802
217,460	Pfizer, Inc.	6,241,102
		29,750,040

Industrials: 10.4%
33,200	3M Co.	4,677,548
55,340	Emerson Electric Co.	3,522,391
262,495	General Electric Co.	6,601,749
38,145	L-3 Communications Holdings, Inc.	4,003,699
47,720	Raytheon Co.	4,331,545
207,915	Southwest Airlines Co.	5,879,836
68,105	Triumph Group, Inc.	4,314,452
		33,331,220
Information Technology: 19.5%
145,250	Amdocs Ltd.	6,585,635
72,945	Apple, Inc.	6,971,354
146,960	Corning, Inc.	2,887,764
254,220	EMC Corp.	7,448,646
110,820	Intel Corp.	3,755,690
97,460	InterActiveCorp	6,549,312
176,685	Microsoft Corp.	7,625,724
171,285	NCR Corp. *	5,301,271
52,820	TE Connectivity Ltd.	3,269,030
162,575	Teradata Corp. *	6,854,162
298,530	Western Union Co.	5,215,319
		62,463,907
Telecommunication Services: 2.1%
190,000	AT&T, Inc.	6,762,100
Utilities: 1.6%
166,360	Xcel Energy, Inc.	5,123,888
TOTAL COMMON STOCKS
(Cost $241,688,991)		305,816,317

REAL ESTATE INVESTMENT TRUSTS (REITS): 2.0%
152,890	Plum Creek Timber Co., Inc.	6,325,059
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
(Cost $6,688,519)		6,325,059

SHORT-TERM INVESTMENTS: 3.4%
10,768,451	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01%^	10,768,451
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,768,451)		10,768,451

TOTAL INVESTMENTS IN SECURITIES: 100.9%
(Cost $259,145,961)		322,909,827
Liabilities in Excess of Other Assets: (0.9)%		(2,842,680)
TOTAL NET ASSETS: 100.0%		$320,067,147

ADR	American Depositary Receipt
*	Non-income producing security.
^	Annualized seven-day yield as of July 31, 2014.
#	Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Fund's transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC and the Fund's custodian, U.S. Bank N.A. The Fund purchased the shares shown below prior to August 27, 2012, when the Distributor became the Fund's principal underwriter.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

A schedule of the Fund's investment in affiliated securities held during the nine months ended July 31, 2014, is set forth below:

Issuer	Share Balance at October 31, 2013	Additions	Reductions	Share Balance at July 31, 2014	Dividend Income	Value at July 31, 2014
U.S. Bancorp	52,500	-	-	52,500	$37,013	$2,206,575

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows+:

Cost of investments						$259,194,720
Gross unrealized appreciation						67,644,390
Gross unrealized depreciation						(3,929,283)
Net unrealized appreciation						$63,715,107

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at July 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2014.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$305,816,317	$-	$-	$305,816,317
Real Estate Investment Trusts (REITs)	6,325,059	-	-	6,325,059
Short-Term Investments	10,768,451	-	-	10,768,451
	$322,909,827	$-	$-	$322,909,827

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                                 Elaine E. Richards, President

Date   September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Elaine E. Richards
                                                   Elaine E. Richards, President

Date September 19, 2014

By (Signature and Title)* /s/ Eric C. VanAndel
                                                   Eric C. VanAndel, Treasurer

Date September 28, 2014

* Print the name and title of each signing officer under his or her signature.